Condensed Statements of Changes In Stockholders’ Deficit (Unaudited) - USD ($)	Common Stock	Accumulated Deficit	Total
Balance at Dec. 31, 2020	$ 500	$ (18,062)	$ (17,562)
Balance (in Shares) at Dec. 31, 2020	5,000,000
Net loss		(54,627)	(54,627)
Balance at Dec. 31, 2021	$ 500	(72,689)	(72,189)
Balance (in Shares) at Dec. 31, 2021	5,000,000
Net loss		(7,888)	(7,888)
Balance at Mar. 31, 2022	$ 500	(80,577)	(80,077)
Balance (in Shares) at Mar. 31, 2022	5,000,000
Balance at Dec. 31, 2021	$ 500	(72,689)	(72,189)
Balance (in Shares) at Dec. 31, 2021	5,000,000
Net loss			(27,078)
Balance at Jun. 30, 2022	$ 500	(99,767)	(99,267)
Balance (in Shares) at Jun. 30, 2022	5,000,000
Balance at Dec. 31, 2021	$ 500	(72,689)	(72,189)
Balance (in Shares) at Dec. 31, 2021	5,000,000
Net loss		(51,354)	(51,354)
Balance at Dec. 31, 2022	$ 500	(124,043)	(123,543)
Balance (in Shares) at Dec. 31, 2022	5,000,000
Balance at Mar. 31, 2022	$ 500	(80,577)	(80,077)
Balance (in Shares) at Mar. 31, 2022	5,000,000
Net loss		(19,190)	(19,190)
Balance at Jun. 30, 2022	$ 500	(99,767)	(99,267)
Balance (in Shares) at Jun. 30, 2022	5,000,000
Balance at Dec. 31, 2022	$ 500	(124,043)	(123,543)
Balance (in Shares) at Dec. 31, 2022	5,000,000
Net loss		(11,482)	(11,482)
Balance at Mar. 31, 2023	$ 500	(135,525)	(135,025)
Balance (in Shares) at Mar. 31, 2023	5,000,000
Balance at Dec. 31, 2022	$ 500	(124,043)	(123,543)
Balance (in Shares) at Dec. 31, 2022	5,000,000
Net loss			(29,321)
Balance at Jun. 30, 2023	$ 500	(153,364)	(152,864)
Balance (in Shares) at Jun. 30, 2023	5,000,000
Balance at Mar. 31, 2023	$ 500	(135,525)	(135,025)
Balance (in Shares) at Mar. 31, 2023	5,000,000
Net loss		(17,839)	(17,839)
Balance at Jun. 30, 2023	$ 500	$ (153,364)	$ (152,864)
Balance (in Shares) at Jun. 30, 2023	5,000,000